COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 7:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its U.S. Subsidiary rent their facilities under various operating lease agreements, which expire through 2018. In addition the Company leases certain motor vehicles under certain car operating lease agreement which expire through 2017. The minimum rental payments under operating leases as of December 31, 2013, are as follows:

	Rental of premises	Lease of motor vehicles

2014	$3,881	$299
2015	4,043	186
2016	2,250	132
2017	2,189	7
2018	2,069	-
Thereafter	4,291	-

	$18,723	$624

Total rent expenses for the years ended December 31, 2011, 2012 and 2013 were $ 869, $ 1,376 and $ 2,008, respectively.

Total motor vehicle lease expenses for the years ended December 31, 2011, 2012 and 2013 were $ 185, $ 272 and $ 312, respectively.

b.	Pledges:

The Company obtained bank guarantee in the amount of $ 2,969, in connection with an office lease agreement, credit cards and hedging transactions.

c.	Legal contingencies:

The Company is currently not involved in any claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter .

The Company was subject to a patent infringement litigation that was filed against it (and many other entities) on December 7, 2012 by CreateAds LLC. The complaint was filed in the United States District Court for the District of Delaware and alleges infringement of a U.S. Patent.  In October 2013, the Company entered into a settlement agreement with CreatAds LLC, pursuant to which the Company agreed to pay CreatAds LLC in return for a full settlement and release of claims. The costs of settlement were immaterial to the Company.